INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
In respect of the current year	$ 312	$ 569	$ 467
Capital gains taxation	0	0	1,797
Withholding taxes	(7)	0	0
In respect of prior years	328	8	(364)
Current tax expense (income) and adjustments for current tax of prior periods	633	577	1,900
Deferred tax
In respect of the current year	90	108	(505)
In respect of prior years	0	0	(6)
Deferred tax expense (income)	90	108	(511)
Tax expense (income), continuing operations	$ 723	$ 685	$ 1,389